Investments - Cost, Amortized Cost, and Fair Value of Fixed Maturity Securities by Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cost or Amortized Cost
Total	$ 51.2	$ 32.0
Fair Value
Total	54.6	$ 35.6
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	1.0
Due after one year through five years	21.6
Due after five years through ten years	7.4
Due after ten years	10.1
Total Cost or Amortized Cost, Contractual maturity	40.1
Fair Value
Due in one year or less	1.0
Due after one year through five years	22.2
Due after five years through ten years	8.0
Due after ten years	12.0
Total Fair Value, Contractual maturity	43.2
Asset-backed
Cost or Amortized Cost
Cost or Amortized Cost	8.2
Fair Value
Fair Value	8.2
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	2.9
Fair Value
Fair Value	$ 3.2